Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment Expenses [line items]
Total investment expenses	$ 1,708	$ 1,673
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	638	625
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 1,070	$ 1,048